Installment Loans (Composition of Installment Loans By Domicile and Type of Borrower) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2026	Mar. 31, 2025
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		¥ 4,173,582	¥ 4,081,019
Equity method investees
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		20,543	131,476
Purchased loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans	[1]	16,214	21,389
Japan | Consumer borrowers
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		2,059,602	1,976,927
Japan | Consumer borrowers | Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		1,989,371	1,901,794
Japan | Consumer borrowers | Card loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		64,600	67,874
Japan | Consumer borrowers | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		5,631	7,259
Japan | Corporate borrowers
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		1,033,224	950,413
Japan | Corporate borrowers | Real estate companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		461,006	415,666
Japan | Corporate borrowers | Non-recourse loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		343,121	301,477
Japan | Corporate borrowers | Commercial, industrial and other companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		229,097	233,270
Overseas | Consumer borrowers
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		77,424	94,194
Overseas | Consumer borrowers | Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		38,122	55,022
Overseas | Consumer borrowers | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		39,302	39,172
Overseas | Corporate borrowers
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		966,575	906,620
Overseas | Corporate borrowers | Real estate companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans	[2]	216,272	228,793
Overseas | Corporate borrowers | Non-recourse loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		200,308	86,724
Overseas | Corporate borrowers | Commercial, industrial and other companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		¥ 549,995	¥ 591,103

[1]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.
[2]	Includes the outstanding balance of loans that were previously sold with a repurchase option and are recorded as assets for accounting purposes in accordance with ASC 860 (“Transfers and Servicing”.)